UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            May 15, 2003
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     144
                                        ----------------
Form 13F Information Table Value Total:     $1,194,780
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                          Jensen Investment Management
                                 March 31, 2003

ITEM 1                                  ITEM 2   ITEM 3          ITEM 4        ITEM 5       ITEM 6       ITEM 7        ITEM 8

                                        Title                    Fair          Number                                  Voting
                                        of                       Market        of           Investment   Other         Authority
Name of Issuer                          Class    Cusip #         Value         Shares       Discretion   Managers      Over
                                                                 (thousands)                                           (Shares)
--------------                          ------   ---------       -----------   ---------    ----------   --------      ---------
3M Co                                   Common   88579Y101        55,286,545     425,183    SOLE         NONE            425,183
AOL Time Warner Inc                     Common   00184A105            10,317         950    SOLE         NONE                950
Abbott Lab Com                          Common   002824100        51,074,305   1,357,998    SOLE         NONE          1,357,998
Adobe Systems Inc                       Common   00724F101         1,208,888      39,186    SOLE         NONE             39,186
Advanced Pultrusion Technologies Inc    Common   00754n107                 -      10,000    SOLE         NONE             10,000
Albertsons Inc                          Common   013104104            72,422       3,842    SOLE         NONE              3,842
Alltel Corp                             Common   020039103           183,068       4,090    SOLE         NONE              4,090
Alteon Inc                              Common   02144g107             7,271       1,850    SOLE         NONE              1,850
American Electric Power Co              Common   025537101            11,425         500    SOLE         NONE                500
American Internationl Group             Common   026874107            91,136       1,843    SOLE         NONE              1,843
American Power Conversion               Common   029066107           644,978      45,453    SOLE         NONE             45,453
Amgen Inc                               Common   031162100            51,822         900    SOLE         NONE                900
Amtech Systems Inc                      Common                         2,950       1,000    SOLE         NONE              1,000
Anheuser-Busch Companies Inc.           Common   035229103           121,186       2,600    SOLE         NONE              2,600
Applied Materials Inc                   Common   038222105            12,580       1,000    SOLE         NONE              1,000
Associates First Cap Corp               Common   046008207                 -       7,600    SOLE         NONE              7,600
Atlantic Perm Svgs Bank No Stockholders Common   048784102                 -       1,000    SOLE         NONE              1,000
Automatic Data Processing               Common   053015103        44,001,035   1,429,069    SOLE         NONE          1,429,069
Avon Products Inc                       Common   054303102           167,271       2,932    SOLE         NONE              2,932
BMC Software                            Common   055921100             2,927         194    SOLE         NONE                194
Bellsouth Corp                          Common   079860102            22,190       1,024    SOLE         NONE              1,024
Best Buy Company Inc                    Common   086516101            53,940       2,000    SOLE         NONE              2,000
Biomet Inc                              Common   090613100            15,493         505    SOLE         NONE                505
Block H & R Inc                         Common   093671105            41,665         976    SOLE         NONE                976
Boeing Co                               Common   097023105            49,694       1,983    SOLE         NONE              1,983
Breakwater Res Ltd  British Columbia    Common   106902307                 6          50    SOLE         NONE                 50
Bristol-Myers Sqibb Co                  Common   110122108           200,460       9,487    SOLE         NONE              9,487
Brown Forman Corp Cl B                  Common   115637209            69,210         900    SOLE         NONE                900
Certegy Inc                             Common   156880106           640,508      25,417    SOLE         NONE             25,417
Check Point Software                    Common   M22465104            12,987         900    SOLE         NONE                900
Chevrontexaco Corp                      Common   166764100            38,790         600    SOLE         NONE                600
Chiron Corp                             Common   170040109            33,750         900    SOLE         NONE                900
ChoicePoint Inc                         Common   170388102            18,306         540    SOLE         NONE                540
Cisco Systems Inc                       Common   17275R102            30,544       2,355    SOLE         NONE              2,355
Clorox Co                               Common   189054109        53,632,734   1,161,636    SOLE         NONE          1,161,636
Coca-Cola Co                            Common   191216100        44,708,662   1,104,463    SOLE         NONE          1,104,463
Colgate-Palmolive Co                    Common   194162103        47,997,843     881,665    SOLE         NONE            881,665
Commodore Applied Technologies Inc      Common   202630109                 3         100    SOLE         NONE                100
Consolidated Edison Inc                 Common   209115104           282,485       7,343    SOLE         NONE              7,343
Costco Wholesale Corp                   Common   22160K105             3,006         100    SOLE         NONE                100
DNP Select Income Fd Inc                Common   23325P104            49,650       5,000    SOLE         NONE              5,000
Del Monte Foods Co                      Common   24522P103            28,602       3,834    SOLE         NONE              3,834
Dell Computer                           Common   247025109           109,320       4,000    SOLE         NONE              4,000
Dionex Corp                             Common   254546104        17,128,948     520,795    SOLE         NONE            520,795
Disney Walt Company Holding Co          Common   254687106             2,553         150    SOLE         NONE                150
EMC Corp                                Common   268648102             7,049         975    SOLE         NONE                975
Edison Intl                             Common   281020107            10,952         800    SOLE         NONE                800
Elan PLC ADR                            Common   284131208             1,116         400    SOLE         NONE                400
Electronic Data Sys Corp                Common   285661104             5,280         300    SOLE         NONE                300
Eli Lilly & Co                          Common   532457108            40,005         700    SOLE         NONE                700
Emerson Electric Co                     Common   291011104        54,668,654   1,205,483    SOLE         NONE          1,205,483
Equifax Inc                             Common   294429105        58,295,538   2,916,235    SOLE         NONE          2,916,235
Exxon Mobil Corp                        Common   30231G102           321,540       9,200    SOLE         NONE              9,200
Fannie Mae                              Common   313586109        25,760,839     394,198    SOLE         NONE            394,198
Fifth Third Bancorp                     Common   316773100            11,302         225    SOLE         NONE                225
Freddie Mac                             Common   313400301        32,171,697     605,870    SOLE         NONE            605,870
                                        Title                    Fair          Number                                  Voting
                                        of                       Market        of           Investment   Other         Authority
Name of Issuer                          Class    Cusip #         Value         Shares       Discretion   Managers      Over
                                                                 (thousands)                                           (Shares)
--------------                          ------   ---------       -----------   ---------    ----------   --------      ---------
GAP Inc                                 Common   364760108            13,432         927    SOLE         NONE                927
Gannett Company                         Common   364730101        57,552,861     817,164    SOLE         NONE            817,164
Genentech Inc                           Common   368710406             5,252         150    SOLE         NONE                150
General Electric Co                     Common   369604103        55,627,893   2,181,486    SOLE         NONE          2,181,486
Genuine Parts                           Common   372460105           394,311      12,924    SOLE         NONE             12,924
Gillette Company                        Common   375766102            46,410       1,500    SOLE         NONE              1,500
Glaxosmithline PLC Spons ADR            Common   37733w105           424,427      12,061    SOLE         NONE             12,061
Heinz H J Co                            Common   423074103           293,226      10,042    SOLE         NONE             10,042
Intel Corp                              Common   458140100         1,269,238      77,963    SOLE         NONE             77,963
Interface Inc_Cl A                      Common   458665106               990         300    SOLE         NONE                300
International Business Machines Corp    Common   459200101           200,310       2,554    SOLE         NONE              2,554
J P Morgan Chase & Co                   Common   46625H100            16,597         700    SOLE         NONE                700
Johnson & Johnson                       Common   478160104        58,671,905   1,013,857    SOLE         NONE          1,013,857
Jones Apparel Group                     Common   480074103        49,531,201   1,805,731    SOLE         NONE          1,805,731
Kellogg Co                              Common   487836108            12,260         400    SOLE         NONE                400
Kimberly Clark Corp                     Common   494368103            21,275         468    SOLE         NONE                468
Kroger Co                               Common   501044101            26,865       2,043    SOLE         NONE              2,043
Lee Enterprises Inc                     Common   523768109            52,008       1,650    SOLE         NONE              1,650
MBNA Corp                               Common   55262L100        49,794,987   3,308,637    SOLE         NONE          3,308,637
Marsh & Mclennan Companies Inc          Common   571748102           144,345       3,386    SOLE         NONE              3,386
Mattel Inc                              Common   577081102            14,400         640    SOLE         NONE                640
McDonald's Corp                         Common   580135101           193,562      13,386    SOLE         NONE             13,386
Mckesson Corp                           Common   58155Q103             2,294          92    SOLE         NONE                 92
Medicalogic/Medscape Inc                Common   584642102               900       5,000    SOLE         NONE              5,000
Medtronic Inc                           Common   585055106        48,242,800   1,069,211    SOLE         NONE          1,069,211
Merck & Company                         Common   589331107        48,473,124     884,869    SOLE         NONE            884,869
Microsoft Corp                          Common   594918104         1,174,669      48,520    SOLE         NONE             48,520
Monsanto Co                             Common   61166w101             5,199         317    SOLE         NONE                317
Morgan Stanley                          Common   617446448            26,615         694    SOLE         NONE                694
Mylan Laboratories Inc                  Common   628530107           245,813       8,550    SOLE         NONE              8,550
NetIQ Corp                              Common   64115p102            11,528       1,033    SOLE         NONE              1,033
New York Times Co Cl A                  Common   650111107             4,315         100    SOLE         NONE                100
Nike Inc Cl B                           Common   654106103           501,808       9,759    SOLE         NONE              9,759
Nordson Corp                            Common   655663102           169,559       7,062    SOLE         NONE              7,062
Ocean Pwr Corp - Restricted             Common   674869995                 -      10,000    SOLE         NONE             10,000
Omnicom Group Inc                       Common   681919106        48,907,385     902,850    SOLE         NONE            902,850
Paychex Inc                             Common   704326107        31,481,654   1,146,455    SOLE         NONE          1,146,455
Pepsico Inc                             Common   713448108           342,080       8,552    SOLE         NONE              8,552
Pfizer Inc                              Common   717081103        60,850,152   1,952,829    SOLE         NONE          1,952,829
Pharmacia Corp                          Common   71713U102            80,538       1,860    SOLE         NONE              1,860
Plum Creek Timber Co                    Common   729251108            31,521       1,460    SOLE         NONE              1,460
Procter & Gamble Co                     Common   742718109        52,814,665     593,090    SOLE         NONE            593,090
Public Svc Enterprise Group Inc         Common   744573106            57,457       1,566    SOLE         NONE              1,566
Putnam Premier Income Trust Shrs        Common   746853100            32,050       5,000    SOLE         NONE              5,000
Qualcomm Inc                            Common   747525103            90,846       2,520    SOLE         NONE              2,520
Qwest Communications Intl Inc           Common   749121109             1,375         394    SOLE         NONE                394
Reynolds RJ Tob Hldgs Inc               Common   76182K105            13,775         427    SOLE         NONE                427
Rite Aid Corp                           Common   767754104             7,840       3,500    SOLE         NONE              3,500
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804           195,600       4,800    SOLE         NONE              4,800
Ryerson Tull Inc                        Common   78375P107             2,563         410    SOLE         NONE                410
SBC Communications Inc                  Common   78387G103            36,208       1,805    SOLE         NONE              1,805
Sabre Holdings Corp                     Common   785905100             5,966         375    SOLE         NONE                375
Sara Lee Corp                           Common   803111103           597,091      31,930    SOLE         NONE             31,930
Schering-Plough Corp                    Common   806605101            33,877       1,900    SOLE         NONE              1,900
Schlumberger Ltd                        Common   806857108            15,204         400    SOLE         NONE                400
Smucker J M Co                          Common   832696405             1,119          32    SOLE         NONE                 32
                                        Title                    Fair          Number                                  Voting
                                        of                       Market        of           Investment   Other         Authority
Name of Issuer                          Class    Cusip #         Value         Shares       Discretion   Managers      Over
                                                                 (thousands)                                           (Shares)
--------------                          ------   ---------       -----------   ---------    ----------   --------      ---------
Solutia, Inc                            Common   834376105               577         372    SOLE         NONE                372
Southern Co                             Common   842587107            17,860         628    SOLE         NONE                628
Stancorp Finl Group                     Common   852891100            13,919         270    SOLE         NONE                270
Starbucks Corp                          Common   855244109           111,412       4,325    SOLE         NONE              4,325
State Street Corp                       Common   857477103        55,730,036   1,761,936    SOLE         NONE          1,761,936
Stratex Networks Inc                    Common                         2,070       1,000    SOLE         NONE              1,000
Stryker Corp                            Common   863667101        75,124,382   1,094,310    SOLE         NONE          1,094,310
Supergen Inc                            Common   868059106             7,890       3,000    SOLE         NONE              3,000
Timberline Software                     Common   887134104            13,080       3,000    SOLE         NONE              3,000
Transamerica Income Shares              Common   893506105            36,180       1,500    SOLE         NONE              1,500
UAL Corp                                Common   902549500             6,300       7,500    SOLE         NONE              7,500
US Bancorp                              Common   902973304           500,806      26,386    SOLE         NONE             26,386
USG Corporation                         Common                         4,160       1,000    SOLE         NONE              1,000
Union Pacific Corp                      Common   907818108            13,750         250    SOLE         NONE                250
United Parcel Svc Cl B                  Common   911312106             6,840         120    SOLE         NONE                120
Universal Access Global Holdings Inc    Common   91336m105               400       2,000    SOLE         NONE              2,000
Varian Inc                              Common   922206107            14,325         500    SOLE         NONE                500
Verizon Communications                  Common   92343V104            80,952       2,290    SOLE         NONE              2,290
WD 40 Co                                Common   929236107           251,874      10,218    SOLE         NONE             10,218
WPS Resources Corp                      Common   92931B106            14,760         369    SOLE         NONE                369
Wal Mart Stores Inc                     Common   931142103           114,466       2,200    SOLE         NONE              2,200
Walgreen Company                        Common   931422109           609,057      20,660    SOLE         NONE             20,660
Washington Mutual Inc                   Common   939322103            66,131       1,875    SOLE         NONE              1,875
Wells Fargo & Co                        Common   949746101            24,205         538    SOLE         NONE                538
Wilmington Trust Corp                   Common   971807102           405,324      14,580    SOLE         NONE             14,580
Wrigley Wm Jr Co                        Common   982526105           277,189       4,906    SOLE         NONE              4,906
Wyeth                                   Common   983024100           497,144      13,145    SOLE         NONE             13,145
XATA Corp                               Common   983882309               283          84    SOLE         NONE                 84
Xilinx Inc                              Common   983919101            16,387         700    SOLE         NONE                700
Yum Brands Inc                          Common   988498101             1,362          56    SOLE         NONE                 56
Zebra Technologies                      Common   989207105         2,622,428      40,816    SOLE         NONE             40,816
Zimmer Holdings Inc                     Common   98956P102            13,227         272    SOLE         NONE                272
Total holdings                    144                              1,194,780